Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes
6.4 Income taxes

(CHF in millions)	2022	2021	2020

Current income taxes	38.7	7.1	4.1
Deferred income taxes	(18.6)	3.6	(1.0)
Income taxes	20.2	10.6	3.1

The income taxes reflected in the financial statements and the amount calculated at the expected tax rate (starting with On Holding AG's statutory corporate income tax rate) reconcile as follows:

(CHF in millions)		2022		2021		2020

Income / (loss) before taxes		77.9		(159.6)		(24.4)
Expected tax rate / tax expense	19.7%	15.3	19.7%	(31.4)	19.7%	(4.8)
Income and expenses not subject to tax, net	(9.5)%	(7.4)	(0.2)%	0.3	0.7%	(0.2)
Effects of (de-)recognition of tax losses	2.9%	2.2	(0.4)%	0.6	—%	—
Local actual tax rate different to On’s expected average tax rate	1.9%	1.5	(0.6)%	1.0	(3.1)%	0.8
Deferred taxes due to changes in tax rate	—%	—	—%	—	—%	—
Non-deductible expenses	9.2%	7.2	(25.4)%	40.6	(30.5)%	7.4
Prior year adjustments and other items, net	1.6%	1.3	0.2%	(0.3)	0.6%	(0.1)
Effective tax rate / tax benefit	25.9%	20.2	(6.7)%	10.6	(12.6)%	3.1

The effective tax rate in 2022, 2021 and 2020 is significantly impacted by non-deductible expenses mainly related to share-based compensation. In addition, the effective tax rate in 2022 is positively impacted by tax incentives in Switzerland related to income from patents and R&D expenses. Aforementioned tax incentives were largely ineffective in 2020 and 2021, due to lower EBIT margins in these periods.

The relevant changes to On include a decrease in the statutory income tax rate in the canton of Zurich, effective from January 1, 2021 and a corresponding decrease in the expected average tax rate.
Change of net deferred tax assets and liabilities:

(CHF in millions)	2022	2021

Net amount at January 1	(3.4)	0.3
thereof deferred tax assets	2.2	5.9
thereof deferred tax liabilities	(5.6)	(5.7)
Taxes charged
to income statement	18.6	(3.6)
to other comprehensive income	(0.9)	(0.2)
Exchange differences	(0.4)	0.1
Net amount at December 31	13.9	(3.4)
thereof deferred tax assets	31.7	2.2
thereof deferred tax liabilities	(17.9)	(5.6)
Deferred tax assets and liabilities relate to the following items:

			12/31/22			12/31/21
(CHF in millions)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Trade receivables	—	(1.0)	(1.0)	0.1	(1.0)	(0.9)
Inventories	23.4	(15.4)	7.9	0.6	(3.9)	(3.3)
Other current assets	0.7	—	0.7	0.7	—	0.7
Property, plant and equipment	—	(0.1)	(0.1)	—	(0.1)	(0.1)
Right-of-use assets	—	(6.4)	(6.4)	—	(3.8)	(3.8)
Intangible assets	—	(3.3)	(3.3)	—	(3.1)	(3.1)
Other current financial liabilities	1.1	—	1.1	0.8	—	0.8
Other current operating liabilities	7.1	(0.8)	6.3	—	(0.9)	(0.9)
Current provisions	0.1	—	0.1	0.1	—	0.1
Employee benefit obligations	1.2	—	1.2	1.2	—	1.2
Non-current provisions	0.4	—	0.4	0.1	—	0.1
Other non-current financial liabilities	5.6	—	5.6	3.1	—	3.1
Tax loss carryforwards	1.2	—	1.2	2.6	—	2.6
Deferred tax assets (liabilities)	40.9	(27.0)	13.9	9.3	(12.7)	(3.4)
Offsetting	(9.1)	9.1		(7.1)	7.1
Deferred tax assets (liabilities) on balance sheet	31.7	(17.9)	13.9	2.2	(5.6)	(3.4)

As of each reporting date, all tax loss carryforwards are capitalized as deferred tax assets.

Accounting policies	Income taxes include all current and deferred taxes which are based on income. Taxes which are not based on income, such as taxes on wealth and capital, are recorded as other operating expenses.

Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. Deferred tax is recorded on the valuation differences (temporary differences) between the tax bases of assets and liabilities and their carrying values in the consolidated balance sheet. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences and tax losses can be offset.

Deferred income tax liabilities are provided for on taxable temporary differences arising from investments in subsidiaries, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by On and it is probable that the temporary difference will not reverse in the foreseeable future.
Current and deferred tax assets and liabilities are offset whenever they relate to the same taxing authority and taxable entity.

Significant judgments and accounting estimates	On is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. The multitude of transactions and calculations implies estimates and assumptions. On recognizes liabilities on the basis of amounts expected to be paid to the tax authorities.
Deferred tax assets relate to deductible differences and, in certain cases, tax loss carry forwards, provided that their utilization appears probable. The recoverable value is based on forecasts of the corresponding taxable On entity over a period of several years. The capitalized tax loss carryforwards are essentially related to companies with transfer price arrangements in place, which will lead to a profit before tax. Therefore, the assumption is that the entities can use the tax losses. As actual results may differ from these forecasts, the deferred tax assets may need to be adjusted accordingly.